ING LOGO AMERICAS US Legal Services
Ellen Valvo Paralegal (860) 952-2244 Fax: (860) 273-3004
June 3, 2002
Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Attention: Filing Desk	BY EDGARLINK
RE:

ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and its Variable Annuity Account C.
Prospectus Title: Multiple Sponsored Retirement Options 403(b), 457, 401(a) and 401(k)
File Nos.: 333-01107* and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 ("Amendment No. 31") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 31 of the Registrant's Registration Statement on Form N-4 which was declared effective on June 1, 2002. The text of Amendment No. 31 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-952-2244.
Sincerely,
/s/ Ellen Valvo Ellen Valvo Paralegal

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-88720, 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75986, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).